NOTE 13 - COMMITMENTS AND CONTINGENCIES (Detail) - Minimum Lease Payments on Capital Lease Obligations (USD $)	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
2013	$ 108,540	$ (108,268)	$ (94,377)
	108,540
Less: imputed interest	(272)
	$ 108,268